As filed with the Securities and Exchange Commission on May 7, 1999
                                        Registration Nos. 33-66712,  811-7932

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                   UNDER THE SECURITIES ACT OF 1933     [X]
                        Post-Effective Amendment No. 20
                                      and
                            REGISTRATION STATEMENT
               UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                               Amendment No. 22

       LINDNER DIVIDEND FUND, LINDNER GROWTH FUND, LINDNER UTILITY FUND,
      LINDNER MARKET NEUTRAL FUND, LINDNER/RYBACK SMALL-CAP FUND, LINDNER
               INTERNATIONAL FUND, LINDNER HIGH-YIELD BOND FUND
                   and LINDNER GOVERNMENT MONEY MARKET FUND,
                               each a Series of
                              LINDNER INVESTMENTS
              (Exact Name of Registrant as Specified in Charter)

                          7711 Carondelet, Suite 700
                           St. Louis, Missouri 63105
                    (Address of Principal Executive Office)

                                (314) 727-5305
             (Registrant's Telephone Number, Including Area Code)

                      Brian L. Blomquist, Vice President
                         Ryback Management Corporation
                          7711 Carondelet, Suite 700
                           St. Louis, Missouri 63105
                    (Name and Address of Agent for Service)

                                   Copy to:
                              Paul R. Rentenbach
                              Dykema Gossett PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243
                               FAX: 313-568-6915

It is proposed that this filing will become effective (check appropriate box):
 [ ]     60 days after filing pursuant to Rule 485(a)(1), or
 [ ]     On ___________, pursuant to Rule 485(a)(1), or
 [ ]     75 days after filing pursuant to Rule 485(a)(2), or
 [ ]     On ___________, 199 , pursuant to Rule 485(a)(2).
 [ ]     Immediately upon filing pursuant to Rule 485(b), or
 [X]     On  June 7, 1999, pursuant to Rule 485(b)
If appropriate, check this box:
 [X] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Preliminary note: The purpose of this filing is to extend the effective date of the Registrant's previously-filed Post-Effective Amendment No. 19 (the "485(a) Filing"), accordingly, the information required by Part A and Part B of Form N-1A is incorporated herein by reference from the 485(a) Filing.

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.

(a)      Declaration of Trust, dated July 19, 1993 (previously filed as
         Exhibit 1 to Post-Effective Amendment No. 7 and incorporated herein by reference)
(b) Bylaws (previously filed as Exhibit 2 to Post-Effective Amendment No. 7 and incorporated herein by reference)
(c) Second Amended Certificate of Designation of Series and Classes of Shares (previously filed as Exhibit 4 to Post-Effective Amendment No. 17 and incorporated herein by reference)
(d) (1) Advisory and Service Contract, dated as of September 23, 1993, between the Registrant and Ryback Management Corporation relating to the Lindner Utility Fund and the Lindner/Ryback Small-Cap Fund (previously filed as Exhibit 5(a) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (2) Advisory and Service Contract, dated as of September 23, 1993, between the Registrant and Ryback Management Corporation relating to the Lindner Bulwark Fund (previously filed as Exhibit 5(b) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (3) Advisory and Service Contract, dated as of December 29, 1994, between the Registrant and Ryback Management Corporation relating to the Lindner International Fund (previously filed as Exhibit 5(c) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (4) Advisory and Service Contract, effective as of June 28, 1995, between the Registrant and Ryback Management Corporation relating to the Lindner Dividend Fund (previously filed as Exhibit 5(d) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (5) Advisory and Service Contract, effective as of June 28, 1995, between the Registrant and Ryback Management Corporation relating to the Lindner Growth Fund (previously filed as Exhibit 5(e) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (6) Advisory Agreement, dated as of May 20, 1996, between the Registrant and Ryback Management Corporation, relating to the Lindner Government Money Market Fund (previously filed as Exhibit 5(f) to Post-Effective Amendment No. 11 and incorporated herein by reference)
         (7) Subadvisory Agreement, dated as of May 20, 1996, between Ryback Management Corporation and Star Bank, N.A. (now known as "Firstar Bank, N.A."), relating to the Lindner Government Money Market Fund (previously filed as Exhibit 5(g) to Post-Effective Amendment No. 11 and incorporated herein by reference)
         (8) Advisory Agreement, dated as of April 6, 1998, between the Registrant and Ryback Management Corporation, relating to the Lindner High-Yield Bond Fund (previously filed as Exhibit 5(h) to Post-Effective Amendment No. 16 and incorporated herein by reference)
         (9) Amendment No. 1, effective as of July 1, 1998, to Advisory and Service Contract between the Registrant and Ryback Management Corporation relating to the Lindner Growth Fund [Exhibit (d)(5)] (previously filed as Exhibit (d)(9) to Post-Effective Amendment No. 18 and incorporated herein by reference)
(e)      None
(f)      None
(g) (1) Custody Agreement between the Registrant and Star Bank, N.A. (now known as "Firstar Bank, N.A."), dated December 7, 1994 (previously filed as Exhibit 8(a) to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (2) Global Custody Agreement between the Registrant and Chase Manhattan Bank, dated as of September 1, 1998 (previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 18 and incorporated herein by reference)
(h) (1) Agency Agreement, dated September 23, 1993, between the Registrant and Ryback Management Corporation, as amended on August 18, 1994 (previously filed as Exhibit 9 to Post-Effective Amendment No. 7 and incorporated herein by reference)
         (2) Second Amendment to Agency Agreement [Exhibit (h)(1)], dated as of September 26, 1996 (previously filed as Exhibit 9(b) to Post-Effective Amendment No. 12 and incorporated herein by reference)
         (3) Transfer Agency Agreement, dated as of May 20, 1996, between the Registrant and Ryback Management Corporation, relating to the Lindner Government Money Market Fund (previously filed as Exhibit 9(b) to Post-Effective Amendment No. 11 and incorporated herein by reference)
         (4) Sub-Transfer Agency Agreement, dated as of November 1, 1996, between the Registrant and State Street Bank and Trust Company, relating to the Lindner Government Money Market Fund (previously filed as Exhibit 9(e) to Post-Effective Amendment No. 15 and incorporated herein by reference)
         (5) Transfer Agency Agreement, dated as of April 6, 1998, between the Registrant and Ryback Management Corporation, relating to the Lindner High-Yield Bond Fund (previously filed as Exhibit 9(d) to Post-Effective Amendment No. 16 and incorporated herein by reference)
         (6) Administrative Services Agreement, dated as of May 20, 1996, between the Registrant and Ryback Management Corporation, relating to the Lindner Government Money Market Fund (previously filed as
         Exhibit 9(c) to Post-Effective Amendment No. 11 and incorporated herein by reference)
         (7) Administration Agreement, dated as of April 6, 1998, between the Registrant and Ryback Management Corporation, relating to the Lindner High-Yield Bond Fund (previously filed as Exhibit 9(g) to Post-Effective Amendment No. 16 and incorporated herein by reference)
         (8) Third Amendment to Agency Agreement [Exhibit (h)(1)], dated as of December 1, 1998 (previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 19 and incorporated herein by reference)
(i) Opinion of Dykema Gossett PLLC, counsel for the Registrant, including consent (previously filed as Exhibit 10 to Post-Effective Amendment No. 17 and incorporated herein by reference)
(j) Consent of Deloitte & Touche LLP (previously filed as Exhibit 11 to Post-Effective Amendment No. 17 and incorporated herein by reference)
(k)      None
(l) (1) Purchase Agreements, dated as of February 1, 1996, between the Registrant and the initial holder of Institutional Shares of each Series of the Registrant (previously filed as Exhibit 13 to Post-Effective Amendment No. 8 and incorporated herein by reference)
         (2) Purchase Agreement, dated as of May 15, 1996, between the Registrant and the initial holder of shares of Lindner Government Money Market Fund (previously filed as Exhibit 13(b) to Post-Effective Amendment No. 11 and incorporated herein by reference)

         (3) Subscription Agreement, dated April 6, 1998, between the Registrant and the initial holder of shares of Lindner High-Yield Bond Fund (previously filed as Exhibit (l)(3) to Post-Effective Amendment No. 18 and incorporated herein by reference)
(m)      Distribution and Service Plan pursuant to Rule 12b-1
         (previously filed as Exhibit 15 to Post-Effective Amendment
         No. 8 and incorporated herein by reference)
(n) Financial Data Schedules for each Series (EDGAR filing only)(previously filed as Exhibit (n) to Post-Effective
         Amendment No. 19 and incorporated herein by reference)
(o) Lindner Investments Rule 18f-3 Dual-Class Plan (previously filed as Exhibit 18 to Post-Effective Amendment No. 8 and incorporated herein by reference)

Item 24.  Persons Controlled by or Under Common Control with
Registrant.

         Not applicable.

Item 25.  Indemnification.

         The Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees.
The following are summaries of the applicable provisions.

         The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement hereof.

         No indemnification will be provided to a trustee or officer:
(i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

         The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a persons; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

         Article XIV of the Registrants Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

         This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of
Article XIV of the Registrant's Bylaws.

Item 26.  Business and Other Connections with Investment Advisor.

         Information concerning the business, profession, vocation, or employment of a substantial nature during the past two fiscal years of each officer and director of the Adviser that also serves as an officer and/or director of the Registrant (i.e., Messrs. Eric E. Ryback, Robert A. Lange, Brian L. Blomquist, and Doug T. Valassis) is set forth in Part B of this Registration Statement under the heading "Management of the Trust", and is incorporated herein by reference. The following chart summarizes the business, profession, vocation, or employment of a substantial nature in which each other officer and director of the Adviser is or has been engaged at any time during the past two fiscal years:

                      Position       Business, Profession,
Name                  with Adviser   Vocation, or Employment
----                  ------------   ------------------------
D. Craig Valassis        Director         Executive Vice President of
                                          Franklin Enterprises, Inc., a
                                          private  investment firm
                                          located at 520 Lake Cook Road,
                                          Suite 380, Lake Forest,
                                          Illinois 60045.

Robert Miller            Director         Vice President and Controller
                                          of Franklin Enterprises, Inc.

Item 27.  Principal Underwriters.

         Not applicable.

Item 28.  Location of Accounts and Records.

         All accounts and records required to be maintained by the Registrant are maintained by the transfer agent, Ryback Management Corporation, 7711 Carondelet Avenue, P.O. Box 11208, St. Louis,
Missouri 63105.

Item 29.  Management Services.

         There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 30.  Undertakings.

         Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Clayton, and State of Missouri, on the 7th day of May, 1999.

LINDNER INVESTMENTS


By: /S/ ERIC E. RYBACK
     Eric E. Ryback, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on May 7, 1999.


_________**_____________      Chairman and Trustee
Doug T. Valassis              (Principal Executive Officer)

/S/ ERIC E. RYBACK            President and Trustee
Eric E. Ryback

/S/ BRIAN L. BLOMQUIST        Vice President- Operations,
Brian L. Blomquist            Secretary and Treasurer
                              (Principal Financial and
                              Accounting Officer)

________**______________      Trustee
Robert L. Byman

________**______________      Trustee
Terrence P. Fitzgerald

________**______________      Trustee
Marc P. Hartstein

________**______________      Trustee
Peter S. Horos

________**______________      Trustee
Donald J. Murphy

________**______________      Trustee
Dennis P. Nash

**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.

By: /S/ ERIC E. RYBACK
    Eric E. Ryback, Attorney-in-fact